Tax - Tax charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax
Tax credit on paid-in equity	£ 67	£ 93	£ 59
Current tax:
Charge for the year	(1,025)	(925)	(1,067)
Over provision in respect of prior years	125	227	186
Total current tax	(900)	(698)	(881)
Deferred tax:
(Charge)/credit for the year	(280)	108	246
Increase/(reduction) in the carrying value of deferred tax assets	7	(30)	(317)
Under provision in respect of prior years	(35)	(111)	(155)
Actual tax charge	£ (1,208)	£ (731)	£ (1,107)